GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Brazil – 4.7%
142,900	AES Tiete Energia SA (Utilities)*	$ 439,821
161,500	Alpargatas SA (Preference) (Consumer Durables & Apparel)(a)	1,146,445
2,642,100	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	28,876,993
50,000	Banco Santander Brasil SA ADR (Banks)(b)	361,000
291,200	BB Seguridade Participacoes SA (Insurance)	1,472,126
83,300	Cia Energetica de Minas Gerais ADR (Utilities)(b)	210,749
112,200	Cia Paranaense de Energia (Preference) (Utilities)*(a)	1,338,673
1,331,800	Cia Siderurgica Nacional SA (Materials)	7,399,700
1,028,000	Duratex SA (Materials)*	3,733,297
180,100	Klabin SA (Materials)	924,957
4,190,928	Petrobras Distribuidora SA (Retailing)	17,816,461
17,900	Porto Seguro SA (Insurance)	157,624
541,600	Randon SA Implementos e Participacoes (Preference) (Capital Goods)*(a)	1,376,916
159,200	Unipar Carbocloro SA (Preference) (Materials)(a)	1,454,838
361,700	Vale SA ADR (Materials)	5,841,455
1,550,800	WEG SA (Capital Goods)	23,749,229

		96,300,284

Chile – 0.1%
44,673	CAP SA (Materials)	568,436
3,972,164	Colbun SA (Utilities)	684,903

		1,253,339

China – 37.8%
545,500	Alibaba Group Holding Ltd. ADR (Retailing)*	138,464,265
722,000	Angang Steel Co. Ltd. Class H (Materials)	282,866
112,800	Baidu, Inc. ADR (Media & Entertainment)*	26,510,256
8,385,000	Bank of China Ltd. Class H (Banks)	2,838,189
5,418,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	4,235,903
454,816	BYD Co. Ltd. Class A (Automobiles & Components)	17,225,314
399,000	BYD Co. Ltd. Class H (Automobiles & Components)(b)	12,051,250
33,200	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (Automobiles & Components)	1,096,878
27,032,480	China Everbright Bank Co. Ltd. Class A (Banks)	16,914,589
11,811,000	China Hongqiao Group Ltd. (Materials)	10,427,675

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
234,100	China International Marine Containers Group Co. Ltd. Class H (Capital Goods)	$ 376,997
5,297,000	China Lesso Group Holdings Ltd. (Capital Goods)	8,787,563
3,398,000	China Life Insurance Co. Ltd. Class H (Insurance)	7,216,562
14,659,000	China Longyuan Power Group Corp. Ltd. Class H (Utilities)	21,458,294
480,000	China Merchants Bank Co. Ltd. Class H (Banks)	3,675,781
13,670,000	China Petroleum & Chemical Corp. Class H (Energy)	6,473,868
100,000	China Resources Beer Holdings Co. Ltd. (Food, Beverage & Tobacco)	881,682
3,576,500	China Shenhua Energy Co. Ltd. Class H (Energy)	6,606,453
7,850,143	China Yangtze Power Co. Ltd. Class A (Utilities)	23,868,369
2,670,000	China Yongda Automobiles Services Holdings Ltd. (Retailing)	3,736,486
8,060,317	COSCO SHIPPING Holdings Co. Ltd. Class A (Transportation)*	15,432,941
8,131,500	COSCO SHIPPING Holdings Co. Ltd. Class H (Transportation)*	8,230,487
2,586,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	2,547,313
2,640,000	First Tractor Co. Ltd. Class H (Capital Goods)*	1,306,389
3,874,505	Focus Media Information Technology Co. Ltd. Class A (Media & Entertainment)	6,493,354
606,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	1,890,882
120,000	Hengan International Group Co. Ltd. (Household & Personal Products)	858,243
120,000	Hisense Home Appliances Group Co. Ltd. Class H (Consumer Durables & Apparel)	204,267
104,256	Huayu Automotive Systems Co. Ltd. Class A (Automobiles & Components)	479,308
12,748,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	8,131,572
1,867,846	Industrial Bank Co. Ltd. Class A (Banks)	6,663,426
542,800	JD.com, Inc. ADR (Retailing)*	48,140,932
327,000	Longfor Group Holdings Ltd. (Real Estate)(c)	1,841,491
689,700	Meituan Class B (Retailing)*	31,801,656
34,100	NetEase, Inc. ADR (Media & Entertainment)	3,921,159
293,500	NIO, Inc. ADR (Automobiles & Components)*	16,729,500

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
36,700	Pharmaron Beijing Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(c)	$ 703,141
131,700	Pinduoduo, Inc. ADR (Retailing)*	21,824,007
1,391,000	Powerlong Real Estate Holdings Ltd. (Real Estate)	907,279
93,900	Shanghai Bairun Investment Holding Group Co. Ltd. Class A (Food, Beverage & Tobacco)	1,727,899
110,746	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	7,660,793
4,776,500	Sinotruk Hong Kong Ltd. (Capital Goods)	14,881,928
5,064,000	SITC International Holdings Co. Ltd. (Transportation)	11,608,693
425,000	TCL Electronics Holdings Ltd. (Consumer Durables & Apparel)*	363,327
1,732,100	Tencent Holdings Ltd. (Media & Entertainment)	154,335,841
2,168,000	Tianneng Power International Ltd. (Automobiles & Components)(b)	4,275,219
13,700	Trip.com Group Ltd. ADR (Retailing)*	436,071
451,655	Tsingtao Brewery Co. Ltd. Class A (Food, Beverage & Tobacco)	6,194,719
710,000	Tsingtao Brewery Co. Ltd. Class H (Food, Beverage & Tobacco)	6,847,030
1,229,100	Vipshop Holdings Ltd. ADR (Retailing)*	33,701,922
1,248,888	Weichai Power Co. Ltd. Class A (Capital Goods)	4,073,755
2,711,000	Weichai Power Co. Ltd. Class H (Capital Goods)	7,995,664
2,320,000	Xinyi Energy Holdings Ltd. (Utilities)	1,430,961
124,000	Yanzhou Coal Mining Co. Ltd. Class A (Energy)	166,374
3,357,500	Zhongsheng Group Holdings Ltd. (Retailing)	19,662,842

		766,599,625

Greece – 0.1%
148,278	Terna Energy SA (Utilities)	2,529,995

Hong Kong – 0.5%
5,493,000	China High Speed Transmission Equipment Group Co. Ltd. (Capital Goods)	5,171,883
3,040,000	Concord New Energy Group Ltd. (Utilities)	203,661
1,236,000	Digital China Holdings Ltd. (Software & Services)	915,488
304,500	Kingboard Laminates Holdings Ltd. (Technology Hardware & Equipment)	489,029

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,408,000	Xinyi Glass Holdings Ltd. (Capital Goods)	$ 3,405,918

		10,185,979

Hungary – 0.2%
86,435	OTP Bank Nyrt. (Banks)*	3,941,071
6,770	Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)	190,708

		4,131,779

India – 9.0%
12,991	Affle India Ltd. (Media & Entertainment)*	647,763
580,886	Bharat Petroleum Corp. Ltd. (Energy)	3,048,710
1,507,791	Cadila Healthcare Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,317,705
31,817	Coromandel International Ltd. (Materials)	368,025
300,485	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,841,705
42,357	Dr Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	2,595,637
631,704	Escorts Ltd. (Capital Goods)	10,408,515
157,714	FDC Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	628,240
729,906	Granules India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,361,801
141,616	Gujarat State Petronet Ltd. (Utilities)	384,070
22,843	Havells India Ltd. (Capital Goods)	326,659
62,849	HCL Technologies Ltd. (Software & Services)	785,157
400,801	Hero MotoCorp Ltd. (Automobiles & Components)	17,848,470
268,369	Hindustan Zinc Ltd. (Materials)	1,005,245
394,530	ICICI Securities Ltd. (Diversified Financials)(c)	2,198,489
1,724,353	Infosys Ltd. ADR (Software & Services)	29,107,079
173,485	Jindal Steel & Power Ltd. (Materials)*	616,417
6,188	Larsen & Toubro Infotech Ltd. (Software & Services)(c)	335,563
339,910	Mahindra & Mahindra Ltd. (Automobiles & Components)	3,481,880
193,170	Mindtree Ltd. (Software & Services)	4,344,713
23,709	Mphasis Ltd. (Software & Services)	496,306

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
590,242	Muthoot Finance Ltd. (Diversified Financials)	$ 8,929,982
2,665,737	Power Finance Corp. Ltd. (Diversified Financials)	4,004,069
2,676,228	Power Grid Corp. of India Ltd. (Utilities)	6,753,958
4,670,201	REC Ltd. (Diversified Financials)	8,461,469
36,666	Tata Communications Ltd. (Telecommunication Services)	504,245
739,325	Tata Consultancy Services Ltd. (Software & Services)	31,455,839
1,422,984	Tata Steel Ltd. (Materials)	11,629,464
723,060	Torrent Power Ltd. (Utilities)	3,055,017
1,158,922	Welspun Corp. Ltd. (Materials)	1,892,443

		181,834,635

Indonesia – 3.0%
7,888,000	Bank Central Asia Tbk. PT (Banks)	18,971,671
49,030,900	Bank Mandiri Persero Tbk. PT (Banks)	22,939,148
7,438,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT (Banks)	776,110
8,086,500	Bank Pembangunan Daerah Jawa Timur Tbk. PT (Banks)	437,403
52,860,400	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	15,671,361
1,922,000	Surya Citra Media Tbk. PT (Media & Entertainment)*	297,141
12,200,000	Timah Tbk. PT (Materials)*	1,462,628

		60,555,462

Mexico – 2.2%
2,622,235	Fibra Uno Administracion SA de CV (REIT)	2,928,092
1,104,509	Gruma SAB de CV Class B (Food, Beverage & Tobacco)	12,126,484
780,500	Grupo Financiero Banorte SAB de CV Class O (Banks)*	3,867,281
3,719,271	Grupo Mexico SAB de CVSeries B (Materials)	15,937,400
1,147,788	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	2,005,087
958,858	Qualitas Controladora SAB de CV (Insurance)	5,038,694
86,200	Ternium SA ADR (Materials)*	2,279,990

		44,183,028

Peru – 1.5%
452,700	Southern Copper Corp. (Materials)	30,063,807

Philippines – 0.1%
1,123,390	International Container Terminal Services, Inc. (Transportation)	2,766,141
884,600	LT Group, Inc. (Capital Goods)	243,900

		3,010,041

Shares	Description	Value

Common Stocks – (continued)
Poland – 0.2%
99,841	Asseco Poland SA (Software & Services)	$ 1,817,414
6,633	Dino Polska SA (Food & Staples Retailing)*(c)	465,814
1,737,697	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	2,630,167

		4,913,395

Qatar – 0.2%
2,824,916	Masraf Al Rayan QSC (Banks)	3,404,766
1,178,944	Qatar Gas Transport Co. Ltd. (Energy)	1,068,183
122,512	Qatar Islamic Bank SAQ (Banks)	557,804

		5,030,753

Russia – 2.3%
25,059	LUKOIL PJSC ADR (Energy)	1,789,965
125,706	Novolipetskiy Metallurgicheskiy Kombinat PAO GDR (Materials)	3,496,415
11,010,380	Sberbank of Russia PJSC (Banks)	37,351,538
203,474	Severstal PAO GDR (Materials)	3,397,801

		46,035,719

Saudi Arabia – 0.4%
8,469	Abdullah Al Othaim Markets Co. (Food & Staples Retailing)	281,159
95,665	Advanced Petrochemical Co. (Materials)	1,627,261
21,564	Bupa Arabia for Cooperative Insurance Co. (Insurance)*	671,562
27,755	Samba Financial Group (Banks)	222,719
493,592	Saudi Arabian Oil Co. (Energy)(c)	4,569,872

		7,372,573

South Africa – 2.3%
44,156	Absa Group Ltd. (Banks)	331,123
208,241	African Rainbow Minerals Ltd. (Materials)	3,776,287
41,101	Anglo American Platinum Ltd. (Materials)	4,088,957
299,563	Coronation Fund Managers Ltd. (Diversified Financials)	965,049
587,216	FirstRand Ltd. (Diversified Financials)	1,844,301
203,142	Investec Ltd. (Diversified Financials)	513,965
16,601	Kumba Iron Ore Ltd. (Materials)	667,574
58,637	Naspers Ltd. Class N (Retailing)	13,564,457
22,304	Remgro Ltd. (Diversified Financials)	147,694
1,814,864	Sanlam Ltd. (Insurance)	6,915,265
122,395	SPAR Group Ltd. (The) (Food & Staples Retailing)	1,570,378
1,454,175	Standard Bank Group Ltd. (Banks)	12,055,415

		46,440,465

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 14.8%
28,614	Bioneer Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 483,824
45	Celltrion Pharm, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	7,031
66,625	Cheil Worldwide, Inc. (Media & Entertainment)	1,146,844
111,868	Daou Data Corp. (Diversified Financials)*	1,321,814
117,536	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)*	6,417,721
25,708	Dongwha Pharm Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	346,127
90,979	Echo Marketing, Inc. (Media & Entertainment)	2,242,748
97,448	Eugene Investment & Securities Co. Ltd. (Diversified Financials)*	329,775
246,175	Han Kuk Carbon Co. Ltd. (Materials)*	2,578,415
241,529	Hana Financial Group, Inc. (Banks)	7,041,641
58,071	Hansol Chemical Co. Ltd. (Materials)*	9,965,035
4,930	Hyosung Heavy Industries Corp. (Capital Goods)*	293,760
336,977	KB Financial Group, Inc. (Banks)	12,166,640
25,765	Kginicis Co. Ltd. (Software & Services)	410,789
108,490	Kia Motors Corp. (Automobiles & Components)	7,951,034
4,544	KIWOOM Securities Co. Ltd. (Diversified Financials)*	571,708
84,362	Kumho Petrochemical Co. Ltd. (Materials)*	18,531,389
41,573	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)	5,675,945
32,354	LG Chem Ltd. (Materials)	26,389,634
43,786	LG Electronics, Inc. (Consumer Durables & Apparel)	5,977,820
33,174	LG Electronics, Inc. (Preference) (Consumer Durables & Apparel)(a)	2,331,032
40,375	LS Corp. (Capital Goods)*	2,312,818
130,600	MagnaChip Semiconductor Corp. (Semiconductors & Semiconductor Equipment)*	2,218,894
78,573	MiCo Ltd. (Semiconductors & Semiconductor Equipment)*	1,083,040

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
3,038,749	Mirae Asset Daewoo Co. Ltd. (Diversified Financials)*	$ 25,736,098
576,210	Mirae Asset Daewoo Co. Ltd. (Preference) (Diversified Financials)*(a)	2,267,420
78,319	POSCO (Materials)	17,191,481
48,347	S&T Motiv Co. Ltd. (Automobiles & Components)	3,117,052
18,818	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(c)	13,323,038
88,237	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	16,049,288
943,752	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	68,994,901
219,917	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	14,342,417
1,017	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	664,407
4,976	Samsung SDI Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	2,378,628
54,040	Seegene, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	7,883,989
16,186	SK Gas Ltd. (Energy)*	1,395,842
141,333	S-MAC Co. Ltd. (Technology Hardware & Equipment)*	189,009
23,969	Spigen Korea Co. Ltd. (Technology Hardware & Equipment)*	1,341,032
73,588	Suheung Co. Ltd. (Health Care Equipment & Services)*	3,268,895
110,706	TechWing, Inc. (Semiconductors & Semiconductor Equipment)	2,209,487
21,927	Tokai Carbon Korea Co. Ltd. (Semiconductors & Semiconductor Equipment)*	2,791,253

		300,939,715

Taiwan – 15.7%
194,000	Apex International Co. Ltd. (Technology Hardware & Equipment)	475,589
2,281,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	3,371,019
635,000	Chailease Holding Co. Ltd. (Diversified Financials)	3,509,752
748,000	Cheng Loong Corp. (Materials)	766,928
180,000	Cheng Uei Precision Industry Co. Ltd. (Technology Hardware & Equipment)	287,352
1,671,000	Chicony Power Technology Co. Ltd. (Capital Goods)	4,170,566

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
424,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	$ 4,267,800
946,000	Dynapack International Technology Corp. (Technology Hardware & Equipment)	3,024,890
2,578,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	4,495,944
9,240,000	Evergreen Marine Corp. Taiwan Ltd. (Transportation)*	10,269,862
450,000	Feng Hsin Steel Co. Ltd. (Materials)	1,010,783
225,000	Fubon Financial Holding Co. Ltd. (Insurance)	365,332
203,000	Giant Manufacturing Co. Ltd. (Consumer Durables & Apparel)	1,969,580
3,912,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	11,000,310
798,000	Global Mixed Mode Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,837,427
3,406,000	Ho Tung Chemical Corp. (Materials)*	1,112,692
169,000	Holtek Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	429,015
63,000	International Games System Co. Ltd. (Media & Entertainment)	1,735,739
143,000	King’s Town Bank Co. Ltd. (Banks)	193,526
545,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	1,067,405
341,000	Marketech International Corp. (Semiconductors & Semiconductor Equipment)	1,378,042
580,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	18,115,529
940,000	Nantex Industry Co. Ltd. (Materials)	1,921,875
6,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	257,263
315,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,067,289
600,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	7,699,296
504,000	Sonix Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,185,240
1,003,000	Taiflex Scientific Co. Ltd. (Technology Hardware & Equipment)	1,853,038

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
445,000	Taiwan PCB Techvest Co. Ltd. (Technology Hardware & Equipment)	$ 712,557
1,330,800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	161,718,816
3,861,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)	3,695,584
1,272,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,370,819
9,259,000	Tung Ho Steel Enterprise Corp. (Materials)	10,368,248
13,117,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	23,502,568
21,000	Universal Vision Biotechnology Co. Ltd. (Health Care Equipment & Services)	170,503
1,562,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,201,119
544,000	Wah Lee Industrial Corp. (Technology Hardware & Equipment)	1,457,256
220,000	WPG Holdings Ltd. (Technology Hardware & Equipment)	337,364
3,682,000	Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)	8,063,335
1,020,000	Yulon Motor Co. Ltd. (Automobiles & Components)*	1,484,742

		318,921,994

Thailand – 1.2%
335,300	Carabao Group PCL Class F (Food, Beverage & Tobacco)	1,621,973
12,691,400	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	11,527,399
12,618,900	Gunkul Engineering PCL (Utilities)	1,084,999
213,000	Mega Lifesciences PCL (Pharmaceuticals, Biotechnology & Life Sciences)	287,233
69,500	Polyplex Thailand PCL (Materials)	54,408
409,700	PTT Exploration & Production PCL (Energy)	1,406,827
3,111,700	RS PCL (Media & Entertainment)	2,384,454
453,500	Siam Commercial Bank PCL (The) (Banks)	1,421,475
2,964,300	SPCG PCL (Utilities)	1,925,931
3,105,200	Sri Trang Agro-Industry PCL (Automobiles & Components)	3,103,106
70,600	Sri Trang Gloves Thailand PCL (Health Care Equipment & Services)	93,764
3,892,600	TPI Polene Power PCL (Utilities)	565,922

		25,477,491

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – 1.9%
514,721	Anadolu Efes Biracilik ve Malt Sanayii A/S (Food, Beverage & Tobacco)	$ 1,741,448
887,844	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	8,737,555
317,825	Coca-Cola Icecek A/S (Food, Beverage & Tobacco)	3,207,677
1,476,825	Enerjisa Enerji A/S (Utilities)(c)	2,385,605
127,086	Enka Insaat ve Sanayi A/S (Capital Goods)	134,973
492,319	Ford Otomotiv Sanayi A/S (Automobiles & Components)	9,648,967
310,097	Haci Omer Sabanci Holding A/S (Diversified Financials)	444,505
493,992	Turk Traktor ve Ziraat Makineleri A/S (Capital Goods)	11,847,215

		38,147,945

TOTAL COMMON STOCKS (Cost $1,416,540,291)		$1,993,928,024

Shares	Dividend Rate	Value

Investment Company(d) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,594,516	0.026%	$ 3,594,516
(Cost $3,594,516)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,420,134,807)		$1,997,522,540

Securities Lending Reinvestment Vehicle(d) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,375,550	0.026%	$ 6,375,550
(Cost $6,375,550)

TOTAL INVESTMENTS – 98.7% (Cost $1,426,510,357)		$2,003,898,090

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		26,028,291

NET ASSETS – 100.0%		$2,029,926,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	243	03/19/2021	$16,112,115	$946,849

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Australia – 8.3%
1,358,446	Adairs Ltd. (Retailing)	$ 3,749,902
1,939,896	Brambles Ltd. (Commercial & Professional Services)	15,608,663
72,022	Commonwealth Bank of Australia (Banks)	4,572,806
1,362,014	Fortescue Metals Group Ltd. (Materials)	22,434,726
1,017,194	Glencore plc (Materials)*	3,395,524
1,253,423	Goodman Group (REIT)	16,867,280
367,026	JB Hi-Fi Ltd. (Retailing)	14,424,943
309,400	Mineral Resources Ltd. (Materials)	8,058,555
392,745	Origin Energy Ltd. (Energy)	1,411,697
33,870	OZ Minerals Ltd. (Materials)	479,081
108,467	Premier Investments Ltd. (Retailing)	1,847,281
246,433	Rio Tinto Ltd. (Materials)	20,626,184
381,026	Rio Tinto plc ADR (Materials)	29,118,007
1,835,810	Santos Ltd. (Energy)	9,048,379
584,847	Sonic Healthcare Ltd. (Health Care Equipment & Services)	15,284,319
555,970	Wesfarmers Ltd. (Retailing)	23,077,950
354,161	Worley Ltd. (Energy)	3,069,071

		193,074,368

Belgium – 0.4%
168,323	bpost SA (Transportation)*	1,991,405
9,435	D’ieteren SA/NV (Retailing)	743,886
83,390	KBC Group NV (Banks)*	5,815,165

		8,550,456

China – 0.6%
2,900,400	Chow Tai Fook Jewellery Group Ltd. (Retailing)	3,482,211
171,500	ENN Energy Holdings Ltd. (Utilities)	2,644,946
264,000	SITC International Holdings Co. Ltd. (Transportation)	605,192
1,503,600	Wilmar International Ltd. (Food, Beverage & Tobacco)	5,951,165
1,189,500	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	878,456

		13,561,970

Denmark – 2.5%
591	AP Moller-Maersk A/S Class A (Transportation)	1,114,747
3,280	AP Moller-Maersk A/S Class B (Transportation)	6,737,671
3,552	Carlsberg A/S Class B (Food, Beverage & Tobacco)	518,919
49,022	DSV PANALPINA A/S (Transportation)	7,648,674
3,836	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	1,527,283
70,293	GN Store Nord A/S (Health Care Equipment & Services)	5,355,130
403,410	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	28,104,860
30,974	Pandora A/S (Consumer Durables & Apparel)	2,980,516

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
15,325	Vestas Wind Systems A/S (Capital Goods)	$ 3,290,549

		57,278,349

Finland – 0.9%
595,380	Kesko OYJ Class B (Food & Staples Retailing)	15,460,006
139,794	UPM-Kymmene OYJ (Materials)	4,995,124

		20,455,130

France – 7.8%
5,765	Albioma SA (Utilities)	293,487
88,562	Arkema SA (Materials)	9,800,239
451,427	BNP Paribas SA (Banks)*	21,648,493
17,633	Bouygues SA (Capital Goods)	691,774
99,002	Cie de Saint-Gobain (Capital Goods)	4,921,513
102,627	Gecina SA (REIT)	14,580,643
10,098	Kering SA (Consumer Durables & Apparel)	6,627,656
168,081	Legrand SA (Capital Goods)	15,444,454
5,661	L’Oreal SA (Household & Personal Products)	1,991,542
4,170	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	2,521,163
9,776	Nexans SA (Capital Goods)*	727,089
960,173	Rexel SA (Capital Goods)*	14,610,804
325,094	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	30,574,541
32,299	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	13,522,776
180,775	Schneider Electric SE (Capital Goods)	26,458,374
53,299	Teleperformance (Commercial & Professional Services)	17,433,151
5,284	Trigano SA (Automobiles & Components)	929,798

		182,777,497

Germany – 6.7%
42,628	Aareal Bank AG (Banks)	971,116
109,556	Allianz SE (Registered) (Insurance)	24,760,671
85,586	Aurubis AG (Materials)	6,595,917
103,269	Bayerische Motoren Werke AG (Automobiles & Components)	8,743,674
65,687	Brenntag AG (Capital Goods)	5,145,464
49,023	Daimler AG (Registered) (Automobiles & Components)	3,443,087
105,075	Deutsche Pfandbriefbank AG (Banks)*(a)	1,031,321
399,961	Deutsche Post AG (Registered) (Transportation)	19,756,114
25,729	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	2,081,448
126,931	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	5,652,586

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
74,840	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 7,969,638
8,689	Henkel AG & Co. KGaA (Household & Personal Products)	812,466
116,534	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	12,069,624
18,307	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	4,854,250
199,054	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(b)	13,825,274
193,351	ProSiebenSat.1 Media SE (Media & Entertainment)*	3,493,966
30,451	Rheinmetall AG (Capital Goods)	3,215,363
2,423	Sartorius AG (Preference) (Health Care Equipment & Services)(b)	1,204,464
187,403	Scout24 AG (Media & Entertainment)(a)	14,469,705
124,017	Software AG (Software & Services)	5,035,758
56,608	Volkswagen AG (Preference) (Automobiles & Components)(b)	10,701,782

		155,833,688

Hong Kong – 2.9%
3,279,000	AIA Group Ltd. (Insurance)	39,534,099
378,500	CLP Holdings Ltd. (Utilities)	3,552,060
957,500	Sun Hung Kai Properties Ltd. (Real Estate)	13,079,663
736,000	Techtronic Industries Co. Ltd. (Capital Goods)	10,994,647

		67,160,469

Ireland – 0.1%
57,682	Smurfit Kappa Group plc (Materials)	2,777,600

Israel – 0.2%
256,249	Plus500 Ltd. (Diversified Financials)	4,701,236

Italy – 1.6%
86,235	Azimut Holding SpA (Diversified Financials)	1,812,017
273,027	Buzzi Unicem SpA (Materials)	6,717,402
1,865,646	Enel SpA (Utilities)	18,503,463
4,443	Ferrari NV (Automobiles & Components)	924,540
280,920	Prysmian SpA (Capital Goods)	9,049,579

		37,007,001

Japan – 29.5%
300,900	AGC, Inc. (Capital Goods)	10,452,864
94,900	Aisin Seiki Co. Ltd. (Automobiles & Components)	2,916,850

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
23,300	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	$ 311,373
400,200	Benesse Holdings, Inc. (Consumer Services)	7,725,100
133,300	Brother Industries Ltd. (Technology Hardware & Equipment)	2,972,397
51,900	Canon, Inc. (Technology Hardware & Equipment)	1,148,106
314,700	Chubu Electric Power Co., Inc. (Utilities)	3,854,363
387,300	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	6,675,961
77,100	Daiwa House Industry Co. Ltd. (Real Estate)	2,185,851
928,100	DeNA Co. Ltd. (Media & Entertainment)	17,326,618
508,500	Dentsu Group, Inc. (Media & Entertainment)	16,218,786
21,300	DIC Corp. (Materials)	521,496
9,200	Dowa Holdings Co. Ltd. (Materials)	336,497
37,100	Ebara Corp. (Capital Goods)	1,280,948
2,182,100	ENEOS Holdings, Inc. (Energy)	8,843,498
28,700	FANUC Corp. (Capital Goods)	7,492,688
106,100	Fujitsu Ltd. (Software & Services)	16,190,850
109,400	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	3,252,906
7,600	Hamamatsu Photonics KK (Technology Hardware & Equipment)	440,816
7,400	Hikari Tsushin, Inc. (Retailing)	1,551,891
45,000	Hitachi Metals Ltd. (Materials)	717,961
781,500	Honda Motor Co. Ltd. (Automobiles & Components)	20,636,841
155,700	Hoya Corp. (Health Care Equipment & Services)	19,922,423
471	Japan Retail Fund Investment Corp. (REIT)	893,740
912,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	18,126,168
61,400	KDDI Corp. (Telecommunication Services)	1,804,714
602,300	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	12,945,847
351,700	Konami Holdings Corp. (Media & Entertainment)	21,552,729
500,600	K’s Holdings Corp. (Retailing)	6,769,032
21,800	Kyocera Corp. (Technology Hardware & Equipment)	1,397,211
239,200	M3, Inc. (Health Care Equipment & Services)	20,134,590
1,231,100	Mitsubishi Electric Corp. (Capital Goods)	18,780,194
166,000	Mitsubishi Materials Corp. (Materials)	3,527,116
22,600	Mitsui Mining & Smelting Co. Ltd. (Materials)	787,069

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
78,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	$ 2,252,798
133,100	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	12,783,996
266,400	NEC Corp. (Software & Services)	14,494,502
28,100	Nexon Co. Ltd. (Media & Entertainment)	852,649
403,500	NGK Insulators Ltd. (Capital Goods)	7,066,270
34,100	Nintendo Co. Ltd. (Media & Entertainment)	19,629,167
95,400	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	2,095,910
431,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	10,782,329
36,600	Nippon Yusen KK (Transportation)	843,033
80,500	Nitori Holdings Co. Ltd. (Retailing)	15,976,274
194,900	Nitto Denko Corp. (Materials)	17,666,221
121,900	Nomura Research Institute Ltd. (Software & Services)	4,106,128
126,700	Omron Corp. (Technology Hardware & Equipment)	11,225,188
1,147,200	ORIX Corp. (Diversified Financials)	18,407,848
285,800	Rakuten, Inc. (Retailing)	2,813,049
23,800	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	1,035,239
145,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,772,997
157,900	Sankyo Co. Ltd. (Consumer Durables & Apparel)	4,510,074
20,200	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	923,405
44,600	SBI Holdings, Inc. (Diversified Financials)	1,113,404
914,000	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	14,557,263
426,100	Seiko Epson Corp. (Technology Hardware & Equipment)	7,258,577
26,400	Seino Holdings Co. Ltd. (Transportation)	342,006
38,200	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	960,262
139,300	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,562,601
304,300	SoftBank Group Corp. (Telecommunication Services)	23,575,032
339,900	Sony Corp. (Consumer Durables & Apparel)	32,532,734

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
15,800	Stanley Electric Co. Ltd. (Automobiles & Components)	$ 494,264
745,600	Subaru Corp. (Automobiles & Components)	14,323,154
588,500	Sumitomo Corp. (Capital Goods)	7,812,072
528,300	Sumitomo Electric Industries Ltd. (Automobiles & Components)	7,052,024
371,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,532,563
29,500	Sumitomo Osaka Cement Co. Ltd. (Materials)	892,368
292,200	T&D Holdings, Inc. (Insurance)	3,405,248
196,700	Taiheiyo Cement Corp. (Materials)	4,897,248
652,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	22,944,669
635,300	Teijin Ltd. (Materials)	11,622,476
389,600	TIS, Inc. (Software & Services)	8,663,411
57,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	21,902,565
44,400	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,052,904
329,700	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,689,008
266,000	Tosoh Corp. (Materials)	4,561,287
13,400	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	659,472
222,200	Toyota Motor Corp. (Automobiles & Components)	15,584,185
25,000	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	1,129,774
2,962,300	Yamada Holdings Co. Ltd. (Retailing)	15,101,304
74,200	Yamato Holdings Co. Ltd. (Transportation)	1,840,959
2,685,200	Z Holdings Corp. (Media & Entertainment)	16,681,352

		687,676,757

Luxembourg – 1.0%
105,942	Aperam SA (Materials)	4,585,603
203,056	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)*	19,490,697

		24,076,300

Macau – 0.2%
570,000	Galaxy Entertainment Group Ltd. (Consumer Services)	4,300,519

Malta – 0.2%
345,406	Kindred Group plc SDR (Consumer Services)*	4,141,774

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 7.2%
31,508	Akzo Nobel NV (Materials)	$ 3,207,499
82,084	ASM International NV (Semiconductors & Semiconductor Equipment)	21,027,317
111,036	ASML Holding NV (Semiconductors & Semiconductor Equipment)	59,277,016
208,118	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	14,308,875
77,434	Flow Traders (Diversified Financials)(a)	2,967,574
717,863	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	20,605,930
55,841	Koninklijke Philips NV (Health Care Equipment & Services)*	3,043,847
171,313	Randstad NV (Commercial & Professional Services)*	10,703,263
192,722	Royal Dutch Shell plc Class A (Energy)	3,569,125
58,020	Royal Dutch Shell plc Class B ADR (Energy)	2,024,318
270,357	Signify NV (Capital Goods)*(a)	12,900,375
165,966	Wolters Kluwer NV (Commercial & Professional Services)	13,784,366

		167,419,505

New Zealand – 0.6%
164,792	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	4,084,151
140,943	Meridian Energy Ltd. (Utilities)	719,421
90,768	Xero Ltd. (Software & Services)*	8,954,149

		13,757,721

Norway – 1.3%
2,961,583	Norsk Hydro ASA (Materials)	13,078,934
1,639,623	Orkla ASA (Food, Beverage & Tobacco)	15,938,249
47,475	Scatec ASA (Utilities)(a)	1,796,414

		30,813,597

Singapore – 1.0%
1,010,467	DBS Group Holdings Ltd. (Banks)	19,054,630
198,700	United Overseas Bank Ltd. (Banks)	3,491,123

		22,545,753

South Africa – 0.9%
662,813	Anglo American plc (Materials)	21,802,206

Spain – 1.0%
167,959	Acerinox SA (Materials)	1,864,923
3,260,650	Banco Bilbao Vizcaya Argentaria SA (Banks)	14,877,429
1,671,765	Banco Santander SA (Banks)*	4,879,724
280,321	Bankinter SA (Banks)	1,573,421
4,604	Cellnex Telecom SA (Telecommunication Services)(a)	269,720

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
19,930	EDP Renovaveis SA (Utilities)	$ 545,803

		24,011,020

Sweden – 3.3%
78,337	Betsson AB (Consumer Services)*	736,179
268,666	Boliden AB (Materials)	8,803,334
36,987	Boozt AB (Retailing)*(a)	736,492
11,619	Evolution Gaming Group AB (Consumer Services)(a)	1,130,679
204,511	Husqvarna AB Class B (Consumer Durables & Apparel)	2,530,331
26,192	Investor AB Class A (Diversified Financials)	1,918,473
289,888	Investor AB Class B (Diversified Financials)	21,263,095
55,979	Kinnevik AB Class B (Diversified Financials)*	2,746,298
125,075	Nobia AB (Consumer Durables & Apparel)*	972,813
180,958	Swedish Match AB (Food, Beverage & Tobacco)	13,954,178
870,926	Volvo AB Class B (Capital Goods)*	21,458,437

		76,250,309

Switzerland – 10.2%
331,941	ABB Ltd. (Registered) (Capital Goods)	9,791,062
258,268	Adecco Group AG (Registered) (Commercial & Professional Services)	16,132,800
10,383	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,147,648
7,544	Baloise Holding AG (Registered) (Insurance)	1,263,330
8,366	Kuehne + Nagel International AG (Registered) (Transportation)	1,903,733
30,461	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	19,455,431
417,018	Nestle SA (Registered) (Food, Beverage & Tobacco)	46,746,294
55,355	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,012,129
149,216	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	51,496,245
7,293	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	1,759,358
410,280	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	16,447,493

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
34,871	Swiss Life Holding AG (Registered) (Insurance)	$ 15,899,619
30,393	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	14,705,247
1,503,436	UBS Group AG (Registered) (Diversified Financials)	21,670,281
27,761	Zurich Insurance Group AG (Insurance)	11,100,147

		237,530,817

United Kingdom – 10.0%
442,388	3i Group plc (Diversified Financials)	6,703,738
643,324	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	32,552,194
3,801,934	Aviva plc (Insurance)	17,390,371
3,036,484	Barclays plc (Banks)*	5,539,141
259,490	Barratt Developments plc (Consumer Durables & Apparel)*	2,259,880
727,985	boohoo Group plc (Retailing)*	3,365,450
685,916	BP plc ADR (Energy)	15,241,054
634,351	British American Tobacco plc (Food, Beverage & Tobacco)	23,050,970
1,295,070	CNH Industrial NV (Capital Goods)*	16,502,324
12,696	DCC plc (Capital Goods)	955,116
121,966	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	7,677,533
2,086,684	Direct Line Insurance Group plc (Insurance)	8,564,516
456,957	Entain plc (Consumer Services)*	7,733,336
307,371	Experian plc (Commercial & Professional Services)	10,743,424
34,890	Games Workshop Group plc (Consumer Durables & Apparel)	4,923,334
158,028	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	5,886,543
32,360	IG Group Holdings plc (Diversified Financials)	331,627
814,134	Imperial Brands plc (Food, Beverage & Tobacco)	16,340,978
7,831,421	ITV plc (Media & Entertainment)*	11,321,006
529,405	JD Sports Fashion plc (Retailing)*	5,389,081
2,067,795	Legal & General Group plc (Insurance)	6,877,204
18,115,240	Lloyds Banking Group plc (Banks)*	8,128,894
1,471,818	Melrose Industries plc (Capital Goods)*	3,366,243
230,803	Mondi plc (Materials)	5,435,391
255,027	Moneysupermarket.com Group plc (Retailing)	930,209

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
561,475	Rentokil Initial plc (Commercial & Professional Services)*	$ 3,810,640
151,139	Tate & Lyle plc (Food, Beverage & Tobacco)	1,423,522

		232,443,719

United States – 0.1%
230,509	Stellantis NV (Automobiles & Components)	3,505,070

TOTAL INVESTMENTS – 98.5% (Cost $1,915,446,358)		$2,293,452,831

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		35,187,078

NET ASSETS – 100.0%		$2,328,639,909

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Australia – 8.6%
53,014	ALS Ltd. (Commercial & Professional Services)	$ 401,056
59,896	Ansell Ltd. (Health Care Equipment & Services)	1,674,293
29,501	ARB Corp. Ltd. (Automobiles & Components)	787,931
800,305	Breville Group Ltd. (Consumer Durables & Apparel)	17,598,541
1,314,494	BWP Trust (REIT)	4,301,324
1,530,251	carsales.com Ltd. (Media & Entertainment)	22,813,168
23,490	Champion Iron Ltd. (Materials)*	91,045
2,986,404	Charter Hall Group (REIT)	30,857,255
403,510	Codan Ltd. (Technology Hardware & Equipment)	3,676,893
2,075,624	Data#3 Ltd. (Software & Services)	8,944,472
854,170	Iluka Resources Ltd. (Materials)	4,184,257
800,379	JB Hi-Fi Ltd. (Retailing)	31,456,685
108,313	Jumbo Interactive Ltd. (Consumer Services)	1,155,249
24,055	Kogan.com Ltd. (Retailing)	328,376
30,151	McMillan Shakespeare Ltd. (Commercial & Professional Services)	290,038
3,331,380	Metcash Ltd. (Food & Staples Retailing)	8,676,362
1,102,723	Mineral Resources Ltd. (Materials)	28,721,247
349,401	Netwealth Group Ltd. (Diversified Financials)	4,585,615
451,423	OZ Minerals Ltd. (Materials)	6,385,239
216,560	Pendal Group Ltd. (Diversified Financials)	1,015,551
404,058	Perenti Global Ltd. (Materials)	398,514
695,927	Premier Investments Ltd. (Retailing)	11,852,201
770,749	Pro Medicus Ltd. (Health Care Equipment & Services)	25,047,759
974,864	Sandfire Resources Ltd. (Materials)	3,531,657
292,608	Seven Group Holdings Ltd. (Capital Goods)	4,975,854
1,496,749	Worley Ltd. (Energy)	12,970,456

		236,721,038

Austria – 0.9%
469,974	BAWAG Group AG (Banks)(a)	20,433,426
16,877	Oesterreichische Post AG (Transportation)(b)	713,745
8,570	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	321,715
59,836	Semperit AG Holding (Capital Goods)*	1,878,968
19,141	Zumtobel Group AG (Capital Goods)	157,722

		23,505,576

Belgium – 2.6%
162,620	Bekaert SA (Materials)	5,593,657
977,854	bpost SA (Transportation)*	11,568,847

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
57,505	Cofinimmo SA (REIT)	$ 8,596,929
186,060	D’ieteren SA/NV (Retailing)	14,669,585
19,074	Tessenderlo Group SA (Materials)*	813,833
862,406	Warehouses De Pauw CVA (REIT)	30,965,093

		72,207,944

China – 2.1%
10,319,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	3,254,244
4,391,500	Kerry Logistics Network Ltd. (Transportation)	9,365,575
10,393,000	SITC International Holdings Co. Ltd. (Transportation)	23,824,870
20,605,600	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	15,217,415
7,511,010	Yanlord Land Group Ltd. (Real Estate)	6,193,112

		57,855,216

Denmark – 0.6%
68,457	D/S Norden A/S (Transportation)	1,222,240
26,234	NKT A/S (Capital Goods)*	1,074,971
159,904	Per Aarsleff Holding A/S (Capital Goods)	7,390,741
249,739	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(a)	4,521,575
15,077	Schouw & Co. A/S (Food, Beverage & Tobacco)	1,517,031

		15,726,558

Finland – 0.9%
4,420	Kemira OYJ (Materials)	74,817
421,735	Metsa Board OYJ (Materials)	4,532,871
267,201	Rovio Entertainment OYJ (Media & Entertainment)(a)	2,221,882
377,510	Tokmanni Group Corp. (Retailing)	7,311,711
430,021	Uponor OYJ (Capital Goods)	10,104,725

		24,246,006

France – 3.3%
211,641	Albioma SA (Utilities)	10,774,310
6,915	Chargeurs SA (Consumer Durables & Apparel)	154,976
328,187	Coface SA (Insurance)*	3,228,506
34,800	Gaztransport Et Technigaz SA (Energy)	3,169,891
72,797	ICADE (REIT)	5,235,091
59,165	IPSOS (Media & Entertainment)	1,891,162
25,595	Kaufman & Broad SA (Consumer Durables & Apparel)	1,172,596
73,127	Mersen SA (Capital Goods)*	2,232,614
114,043	Metropole Television SA (Media & Entertainment)*	1,940,324
165,612	Nexans SA (Capital Goods)*	12,317,384
146,916	Nexity SA (Real Estate)	6,618,166

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
128,646	Quadient SA (Technology Hardware & Equipment)	$ 2,808,375
1,984,150	Rexel SA (Capital Goods)*	30,192,504
246,342	Television Francaise 1 (Media & Entertainment)*	2,140,470
25,915	Trigano SA (Automobiles & Components)	4,560,127
12,651	Vicat SA (Materials)	544,250

		88,980,746

Georgia – 0.0%
6,808	Bank of Georgia Group plc (Banks)*	106,790

Germany – 5.8%
379,560	Aareal Bank AG (Banks)	8,646,826
187,210	AIXTRON SE (Semiconductors & Semiconductor Equipment)*	3,499,009
169,270	alstria office REIT-AG (REIT)	2,916,930
341,239	Aurubis AG (Materials)	26,298,507
2,186	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	293,402
1,208,597	Deutsche Pfandbriefbank AG (Banks)*(a)	11,862,496
244,320	Duerr AG (Capital Goods)	9,917,352
80,581	Eckert & Ziegler Strahlen- und Medizintechnik AG (Health Care Equipment & Services)	5,368,620
21,098	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	839,449
57,497	ElringKlinger AG (Automobiles & Components)*(b)	1,084,311
220,266	Encavis AG (Utilities)	5,995,471
253,188	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	26,961,740
65,863	Hamburger Hafen und Logistik AG (Transportation)	1,422,719
15,693	New Work SE (Media & Entertainment)	4,351,609
5,981	PATRIZIA AG (Real Estate)	182,212
551,421	ProSiebenSat.1 Media SE (Media & Entertainment)*	9,964,501
188,270	Rheinmetall AG (Capital Goods)	19,879,690
6,709	Sixt SE (Transportation)*(b)	779,560
50,086	Sixt SE (Preference) (Transportation)(c)	3,393,681
224,338	Software AG (Software & Services)	9,109,330
485,110	Takkt AG (Retailing)	6,095,252
5,442	zooplus AG (Retailing)*	1,261,391

		160,124,058

Hong Kong – 1.2%
1,814,000	Hang Lung Group Ltd. (Real Estate)	4,587,862
317,000	Hong Kong Television Network Ltd. (Retailing)*	598,863

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
676,715	Johnson Electric Holdings Ltd. (Automobiles & Components)	$ 1,998,679
9,769,000	K Wah International Holdings Ltd. (Real Estate)	4,603,117
1,229,000	Luk Fook Holdings International Ltd. (Retailing)	2,662,340
4,761,600	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	10,501,982
19,474,000	Pacific Basin Shipping Ltd. (Transportation)	3,379,380
608,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	248,833
4,104,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	2,845,439
1,567,000	VPower Group International Holdings Ltd. (Capital Goods)(a)	481,019

		31,907,514

India – 0.1%
61,141	RHI Magnesita NV (Materials)	3,241,800

Ireland – 0.1%
238,877	C&C Group plc (Food, Beverage & Tobacco)*	753,597
928,056	Greencore Group plc (Food, Beverage & Tobacco)*	1,474,317
754,819	Hibernia REIT plc (REIT)	1,003,948

		3,231,862

Israel – 0.9%
1,413,189	Plus500 Ltd. (Diversified Financials)	25,926,873

Italy – 3.3%
960,940	Azimut Holding SpA (Diversified Financials)	20,191,800
381,028	Biesse SpA (Capital Goods)*	8,968,207
594,011	Buzzi Unicem SpA (Materials)	14,614,711
100,390	De’ Longhi SpA (Consumer Durables & Apparel)	3,602,865
124,098	Falck Renewables SpA (Utilities)	955,713
374,214	Interpump Group SpA (Capital Goods)	16,783,530
604,367	Piaggio & C SpA (Automobiles & Components)	2,142,555
134,399	Reply SpA (Software & Services)	16,440,523
18,986	Sesa SpA (Technology Hardware & Equipment)*	2,227,876
225,629	Tinexta Spa (Commercial & Professional Services)*	5,331,108

		91,258,888

Japan – 31.6%
2,198	Activia Properties, Inc. (REIT)	8,789,159
28,900	Aichi Steel Corp. (Materials)	843,208

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
856,400	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	$ 11,444,622
88,900	Arcs Co. Ltd. (Food & Staples Retailing)	1,967,691
35,600	Argo Graphics, Inc. (Software & Services)	1,069,610
206,400	ASKUL Corp. (Retailing)	7,288,951
376,700	Autobacs Seven Co. Ltd. (Retailing)	5,172,816
18,900	Belc Co. Ltd. (Food & Staples Retailing)	1,069,197
171,100	Benesse Holdings, Inc. (Consumer Services)	3,302,760
37,500	Bunka Shutter Co. Ltd. (Capital Goods)	334,623
162,200	Cawachi Ltd. (Food & Staples Retailing)	4,532,623
58,500	Central Glass Co. Ltd. (Capital Goods)	1,195,870
15,400	Chugoku Marine Paints Ltd. (Materials)	139,806
280,100	CKD Corp. (Capital Goods)	6,364,083
18,000	cocokara fine, Inc. (Food & Staples Retailing)	1,172,265
171,900	Computer Engineering & Consulting Ltd. (Software & Services)	2,305,742
7,800	CONEXIO Corp. (Technology Hardware & Equipment)	101,872
70,200	Cosel Co. Ltd. (Capital Goods)	758,255
487,200	Daicel Corp. (Materials)	3,706,196
9,100	Daido Steel Co. Ltd. (Materials)	372,379
25,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	995,294
1,394,200	DCM Holdings Co. Ltd. (Retailing)	14,088,272
1,485,900	DeNA Co. Ltd. (Media & Entertainment)	27,740,137
19,200	Dexerials Corp. (Technology Hardware & Equipment)	251,511
356,000	DIC Corp. (Materials)	8,716,086
180,000	Doshisha Co. Ltd. (Retailing)	3,223,803
300,700	Dowa Holdings Co. Ltd. (Materials)	10,998,335
77,200	DTS Corp. (Software & Services)	1,645,101
6,700	Earth Corp. (Household & Personal Products)	382,465
636,300	Ebara Corp. (Capital Goods)	21,969,466
556,000	EDION Corp. (Retailing)	5,448,808
254,400	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	5,595,852
327,400	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,186,944
99,000	Exedy Corp. (Automobiles & Components)	1,482,165
400	FAN Communications, Inc. (Media & Entertainment)	1,554

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
182,700	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	$ 2,928,290
762,800	Financial Products Group Co. Ltd. (Diversified Financials)	3,630,599
133,400	Fuji Corp. (Capital Goods)	3,486,721
5,500	Fuji Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	63,936
78,400	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	3,010,628
149,100	Fujikura Ltd. (Capital Goods)*	698,779
184,900	Fujimi, Inc. (Materials)	7,572,771
20,400	Fujitsu General Ltd. (Consumer Durables & Apparel)	507,078
2,660	Fukuoka REIT Corp. (REIT)	4,057,759
207,600	Furukawa Electric Co. Ltd. (Capital Goods)	5,597,747
31,200	Futaba Corp. (Capital Goods)	284,792
747,600	Glory Ltd. (Capital Goods)	14,490,819
153,000	GMO internet, Inc. (Software & Services)	4,322,176
174,200	Goldcrest Co. Ltd. (Real Estate)	2,999,279
2,460,600	Gree, Inc. (Media & Entertainment)	13,532,471
876,000	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	26,047,038
43,600	Hamakyorex Co. Ltd. (Transportation)	1,273,954
1,947	Hankyu Hanshin REIT, Inc. (REIT)	2,370,001
27,600	Hanwa Co. Ltd. (Capital Goods)	712,981
118,100	Heiwa Corp. (Consumer Durables & Apparel)	1,655,840
12,920	Heiwa Real Estate REIT, Inc. (REIT)	16,891,288
69,800	Hitachi Zosen Corp. (Capital Goods)	398,373
339,200	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	10,353,244
1,259,700	Hokuetsu Corp. (Materials)	5,360,230
175,800	Hokuto Corp. (Food, Beverage & Tobacco)	3,627,252
38,000	Horiba Ltd. (Technology Hardware & Equipment)	2,487,773
973	Hoshino Resorts REIT, Inc. (REIT)	4,761,496
16,400	Hosiden Corp. (Technology Hardware & Equipment)	149,292
5,275	Ichigo Office REIT Investment Corp. (REIT)	4,039,669
175,200	IDOM, Inc. (Retailing)	1,022,719
37,400	IHI Corp. (Capital Goods)	654,958
241,800	Ines Corp. (Software & Services)	3,289,565
151,300	Internet Initiative Japan, Inc. (Telecommunication Services)	3,100,991

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,256	Invesco Office J-Reit, Inc. (REIT)	$ 327,682
2,400	Iriso Electronics Co. Ltd. (Technology Hardware & Equipment)	109,344
233,600	Itoham Yonekyu Holdings, Inc. (Food, Beverage & Tobacco)	1,580,738
93,900	JAC Recruitment Co. Ltd. (Commercial & Professional Services)	1,668,906
138,600	JAFCO Group Co. Ltd. (Diversified Financials)	7,495,552
109,200	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	1,694,873
24,142	Japan Hotel REIT Investment Corp. (REIT)	12,160,939
277,600	Japan Investment Adviser Co. Ltd. (Diversified Financials)(b)	2,939,292
92,200	Japan Lifeline Co. Ltd. (Health Care Equipment & Services)	1,330,286
1,466	Japan Logistics Fund, Inc. (REIT)	4,385,151
586,300	JGC Holdings Corp. (Capital Goods)	6,642,718
4,900	JSP Corp. (Materials)	79,267
1,300	Kanamoto Co. Ltd. (Capital Goods)	27,804
156,800	Kandenko Co. Ltd. (Capital Goods)	1,351,571
6,600	Kaneka Corp. (Materials)	237,026
110,800	Kanematsu Corp. (Capital Goods)	1,393,534
55,900	Kanematsu Electronics Ltd. (Software & Services)	2,071,913
5,300	Kato Sangyo Co. Ltd. (Food & Staples Retailing)	174,908
3,145	Kenedix Retail REIT Corp. (REIT)	7,611,934
31,500	Kintetsu World Express, Inc. (Transportation)	772,236
140,800	KLab, Inc. (Media & Entertainment)*	1,225,855
54,000	Koa Corp. (Technology Hardware & Equipment)	821,939
477,100	Kohnan Shoji Co. Ltd. (Retailing)	12,973,561
334,100	Kokuyo Co. Ltd. (Commercial & Professional Services)	4,348,566
175,600	Komeri Co. Ltd. (Retailing)	4,662,999
202,400	Koshidaka Holdings Co. Ltd. (Consumer Services)	809,976
503,500	K’s Holdings Corp. (Retailing)	6,808,245
30,200	Kura Sushi, Inc. (Consumer Services)	1,833,209
6,600	Kurabo Industries Ltd. (Consumer Durables & Apparel)	113,582
131,700	Kureha Corp. (Materials)	8,157,561
74,900	Kyoei Steel Ltd. (Materials)	964,433
163,200	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,242,870

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
147,300	Mabuchi Motor Co. Ltd. (Capital Goods)	$ 6,074,192
449,900	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	9,428,198
21,700	Marvelous, Inc. (Media & Entertainment)	198,815
92,100	Matsui Securities Co. Ltd. (Diversified Financials)	716,199
183,100	Maxell Holdings Ltd. (Technology Hardware & Equipment)*	2,405,678
137,800	MCJ Co. Ltd. (Technology Hardware & Equipment)	1,320,130
284,400	Mebuki Financial Group, Inc. (Banks)	550,624
76,900	Megachips Corp. (Semiconductors & Semiconductor Equipment)	2,280,522
31,400	Meidensha Corp. (Capital Goods)	729,550
402,300	Mitsubishi Materials Corp. (Materials)	8,547,943
82,400	Mitsubishi Research Institute, Inc. (Software & Services)	3,316,410
133,800	Mitsui Mining & Smelting Co. Ltd. (Materials)	4,659,725
12,900	Mitsui OSK Lines Ltd. (Transportation)	350,215
122,800	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	2,179,435
625,600	Mixi, Inc. (Media & Entertainment)	14,667,022
105,100	Modec, Inc. (Energy)	1,961,980
258	Mori Trust Sogo Reit, Inc. (REIT)	341,208
120,700	Nagase & Co. Ltd. (Capital Goods)	1,730,908
1,236,500	NEC Networks & System Integration Corp. (Software & Services)	21,894,702
11,600	NET One Systems Co. Ltd. (Software & Services)	387,003
117,900	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	1,688,901
19,000	Nihon Kohden Corp. (Health Care Equipment & Services)	566,163
8,800	Nihon Parkerizing Co. Ltd. (Materials)	85,441
466,800	Nikkon Holdings Co. Ltd. (Transportation)	9,420,173
67,200	Nippn Corp. (Food, Beverage & Tobacco)	1,057,962
1,165,200	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	25,599,107
1,400	Nippon Gas Co. Ltd. (Utilities)	67,631
1,197,120	Nippon Light Metal Holdings Co. Ltd. (Materials)	21,614,478
1,280	NIPPON REIT Investment Corp. (REIT)	4,550,313
201,600	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	841,815

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
220,600	Nipro Corp. (Health Care Equipment & Services)	$ 2,601,266
26,100	Nishio Rent All Co. Ltd. (Capital Goods)	543,898
7,800	Nissha Co. Ltd. (Technology Hardware & Equipment)	100,470
375,600	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	10,939,022
9,800	Nissin Electric Co. Ltd. (Capital Goods)	128,873
22,000	Nitto Kogyo Corp. (Capital Goods)	429,248
44,900	Nojima Corp. (Retailing)	1,146,670
38,100	NSD Co. Ltd. (Software & Services)	729,315
144,717	Okinawa Electric Power Co., Inc. (The) (Utilities)	1,948,909
127,200	Okuwa Co. Ltd. (Food & Staples Retailing)	1,538,108
600	One REIT, Inc. (REIT)	1,563,537
564,200	Open House Co. Ltd. (Real Estate)	22,710,774
69,200	Osaka Soda Co. Ltd. (Materials)	1,677,032
526,200	Outsourcing, Inc. (Commercial & Professional Services)	6,596,214
104,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	4,563,501
272,000	Pasona Group, Inc. (Commercial & Professional Services)	4,887,124
914	Premier Investment Corp. (REIT)	1,151,873
230,400	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	7,194,415
23,200	Proto Corp. (Media & Entertainment)	227,942
159,200	Rakus Co. Ltd. (Software & Services)	2,883,758
1,841,500	Riso Kyoiku Co. Ltd. (Consumer Services)	5,602,794
107,000	Sankyo Co. Ltd. (Consumer Durables & Apparel)	3,056,225
145,300	Sankyu, Inc. (Transportation)	5,470,779
112,100	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	2,174,848
239,600	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,952,861
56,100	SBS Holdings, Inc. (Transportation)	1,287,422
68,200	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,260,158
83,800	Seiko Holdings Corp. (Consumer Durables & Apparel)	1,126,328
1,375,000	Seino Holdings Co. Ltd. (Transportation)	17,812,793
7,709	Sekisui House Reit, Inc. (REIT)	5,579,260

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
698,600	Senko Group Holdings Co. Ltd. (Transportation)	$ 6,491,407
221,500	Shin-Etsu Polymer Co. Ltd. (Materials)	2,061,486
680,900	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,116,289
71,600	Sintokogio Ltd. (Capital Goods)	490,884
2,595,600	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	11,399,847
28,800	St Marc Holdings Co. Ltd. (Consumer Services)	399,516
1,272	Star Asia Investment Corp. (REIT)	583,866
3,700	Starts Corp., Inc. (Real Estate)	95,233
31,100	Studio Alice Co. Ltd. (Consumer Services)	600,575
184,800	Sumitomo Osaka Cement Co. Ltd. (Materials)	5,590,155
17,200	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	158,292
20,200	Sumitomo Seika Chemicals Co. Ltd. (Materials)	829,624
26,900	Sun Frontier Fudousan Co. Ltd. (Real Estate)	226,485
180,700	Taiko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,743,450
201,600	Takara Leben Co. Ltd. (Real Estate)	607,770
27,300	Tamura Corp. (Technology Hardware & Equipment)	146,488
82,100	Toa Corp. (Capital Goods)	1,605,637
145,200	Tokyo Ohka Kogyo Co. Ltd. (Materials)	9,756,777
263,400	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,178,717
126,500	Tokyotokeiba Co. Ltd. (Consumer Services)	5,241,318
1,694	Tokyu REIT, Inc. (REIT)	2,677,860
93,800	Tosei Corp. (Real Estate)	926,965
53,200	Tosho Co. Ltd. (Consumer Services)	784,355
229,700	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,597,985
676,900	Toyo Seikan Group Holdings Ltd. (Materials)	7,254,211
381,600	Toyo Tanso Co. Ltd. (Capital Goods)	7,030,809
356,800	Transcosmos, Inc. (Software & Services)	8,945,193
155,500	TS Tech Co. Ltd. (Automobiles & Components)	4,501,704
52,300	Tsubakimoto Chain Co. (Capital Goods)	1,344,920
74,100	Tsukui Holdings Corp. (Health Care Equipment & Services)	397,892

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
52,300	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	$ 2,363,487
101,000	United Super Markets Holdings, Inc. (Food & Staples Retailing)	1,098,176
28,600	UNITED, Inc. (Software & Services)	352,201
282,700	Universal Entertainment Corp. (Consumer Durables & Apparel)*	6,477,836
1,255,600	Ushio, Inc. (Capital Goods)	16,238,434
54,300	V Technology Co. Ltd. (Technology Hardware & Equipment)	3,199,014
427,700	Valor Holdings Co. Ltd. (Food & Staples Retailing)	10,119,682
189,400	Wakita & Co. Ltd. (Capital Goods)	1,796,371
20,600	West Holdings Corp. (Utilities)	863,305
10,900	World Holdings Co. Ltd. (Commercial & Professional Services)	197,370
59,600	YAMABIKO Corp. (Capital Goods)	729,766
4,900	Yokowo Co. Ltd. (Technology Hardware & Equipment)	151,467
269,000	Yumeshin Holdings Co. Ltd. (Commercial & Professional Services)(b)	1,832,595
14,500	Zuken, Inc. (Software & Services)	377,062

		865,756,836

Luxembourg – 0.8%
487,657	Aperam SA (Materials)	21,107,791

Malta – 0.6%
1,298,948	Kindred Group plc SDR (Consumer Services)*	15,575,727

Netherlands – 4.7%
113,042	Arcadis NV (Capital Goods)*	3,963,297
153,844	ASM International NV (Semiconductors & Semiconductor Equipment)	39,409,953
429,534	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	29,532,037
23,470	Brunel International NV (Commercial & Professional Services)*	227,002
688,739	Flow Traders (Diversified Financials)(a)	26,395,171
496,738	Signify NV (Capital Goods)*(a)	23,702,388
84,045	TKH Group NV CVA (Capital Goods)	3,969,421
28,889	Van Lanschot Kempen NV CVA (Banks)	718,584

		127,917,853

Norway – 2.3%
173,192	Atea ASA (Software & Services)*	2,635,150
1,952,043	Elkem ASA (Materials)(a)	5,930,319

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
1,770,110	Europris ASA (Retaili ng)(a)	$ 9,811,959
280,547	Kongsberg Gruppen ASA (Capital Goods)	5,426,747
683,505	Scatec ASA (Utilities)(a)	25,863,260
219,335	Selvaag Bolig ASA (Real Estate)	1,336,667
605,693	SpareBank 1 SMN (Banks)	7,050,813
336,382	Veidekke ASA (Capital Goods)	4,044,924
544,639	Wallenius Wilhelmsen ASA (Transportation)*	1,344,868

		63,444,707

Singapore – 0.2%
154,400	AEM Holdings Ltd. (Semiconductors & Semiconductor Equipment)	461,502
1,320,300	China Aviation Oil Singapore Corp. Ltd. (Energy)	1,120,725
162,600	Mapletree Industrial Trust (REIT)	350,122
907,200	Parkway Life REIT (REIT)	2,829,946
125,600	Sasseur REIT (REIT)	77,158

		4,839,453

South Africa – 0.1%
801,580	Investec plc (Diversified Financials)	2,074,761

Spain – 3.3%
2,099,794	Acerinox SA (Materials)	23,314,945
1,492,495	Applus Services SA (Commercial & Professional Services)*	14,927,564
2,467,964	Bankinter SA (Banks)	13,852,500
681,500	Cia de Distribucion Integral Logista Holdings SA (Transportation)	12,820,684
16,666	Gestamp Automocion SA (Automobiles & Components)*(a)	77,209
3,571,958	Liberbank SA (Banks)*	914,632
188,538	Mediaset Espana Comunicacion SA (Media & Entertainment)*	972,401
106,149	Pharma Mar SA (Pharmaceuticals, Biotechnology & Life Sciences)	13,491,926
128,587	Solaria Energia y Medio Ambiente SA (Utilities)*	3,308,675
1,247,031	Unicaja Banco SA (Banks)*(a)(b)	859,276
80,917	Viscofan SA (Food, Beverage & Tobacco)	5,715,055

		90,254,867

Sweden – 5.6%
2,214,949	Arjo AB Class B (Health Care Equipment & Services)	16,460,435
96,906	Atrium Ljungberg AB Class B (Real Estate)	1,864,116
1,957,333	Betsson AB (Consumer Services)*	18,394,213
10,029	BHG Group AB (Retailing)*	187,681
596,697	Bilia AB Class A (Retailing)	7,398,838

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
679,982	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 11,473,674
119,862	Boozt AB (Retailing)*(a)	2,386,716
117,653	Bravida Holding AB (Commercial & Professional Services)(a)	1,416,403
131,099	Coor Service Management Holding AB (Commercial & Professional Services)*(a)	895,853
382,989	Dustin Group AB (Retailing)(a)	3,630,676
412,626	Fabege AB (Real Estate)	6,148,777
156,681	Getinge AB Class B (Health Care Equipment & Services)	4,041,471
461,312	Granges AB (Materials)*	5,296,330
1,488,344	Hexpol AB (Materials)	16,266,055
909,336	Inwido AB (Capital Goods)*	12,386,833
920,199	LeoVegas AB (Consumer Services)(a)	3,755,162
687,974	Lindab International AB (Capital Goods)	14,674,391
44,322	Loomis AB (Commercial & Professional Services)	1,137,182
32,983	NCC AB Class B (Capital Goods)	552,393
794,285	Nobia AB (Consumer Durables & Apparel)*	6,177,820
1,259,305	Nobina AB (Transportation)*(a)	10,022,868
43,066	Nolato AB Class B (Capital Goods)*	3,985,965
45,919	Nordic Entertainment Group AB Class B (Media & Entertainment)*	2,403,572
503,829	Resurs Holding AB (Diversified Financials)*(a)	2,730,473
16,713	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)*	441,714
9,990	Wihlborgs Fastigheter AB (Real Estate)	205,155

		154,334,766

Switzerland – 4.8%
6,239	Allreal Holding AG (Registered) (Real Estate)	1,359,106
73,005	ALSO Holding AG (Registered) (Technology Hardware & Equipment)*	19,596,592
58,681	Ascom Holding AG (Registered) (Health Care Equipment & Services)*	1,003,665
42,559	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	17,000,842
3,899	Bucher Industries AG (Registered) (Capital Goods)	1,844,832
953	Forbo Holding AG (Registered) (Consumer Durables & Apparel)	1,624,085
310,351	Galenica AG (Health Care Equipment & Services)(a)	20,500,245

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
2,950	Gurit Holding AG (Materials)	$ 8,669,520
204,865	Huber + Suhner AG (Registered) (Capital Goods)	16,874,709
3,428	Interroll Holding AG (Registered) (Capital Goods)	11,285,984
63,631	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	30,787,010
1,212	Zehnder Group AG (Capital Goods)	88,653

		130,635,243

Ukraine – 0.3%
2,054,511	Ferrexpo plc (Materials)	7,921,917

United Kingdom – 13.9%
62,815	AO World plc (Retailing)*	267,394
80,642	Big Yellow Group plc (REIT)	1,216,885
27,851	Bodycote plc (Capital Goods)	266,931
3,233,360	boohoo Group plc (Retailing)*(b)	14,947,712
94,409	Cairn Energy plc (Energy)	232,900
492,147	Central Asia Metals plc (Materials)	1,474,770
154,632	CMC Markets plc (Diversified Financials)(a)	852,773
403,696	Computacenter plc (Software & Services)	12,923,308
30,142	Crest Nicholson Holdings plc (Consumer Durables & Apparel)*	133,127
101,490	Derwent London plc (REIT)	4,393,158
189,872	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	11,952,089
77,671	Diploma plc (Capital Goods)	2,454,296
56,056	Dunelm Group plc (Retailing)*	883,793
46,344	EMIS Group plc (Health Care Equipment & Services)	732,770
167,717	Firstgroup plc (Transportation)*	164,193
14,145	Frasers Group plc (Retailing)*	82,453
150,861	Games Workshop Group plc (Consumer Durables & Apparel)	21,288,024
57,000	Gamesys Group plc (Consumer Services)	991,036
11,436	Go-Ahead Group plc (The) (Transportation)*	154,262
130,818	Grafton Group plc (Capital Goods)	1,544,606
2,199,244	Grainger plc (Real Estate)	7,996,388
46,397	Greggs plc (Consumer Services)*	1,314,643
833,639	Halfords Group plc (Retailing)*	3,112,524
5,705	Hill & Smith Holdings plc (Materials)	105,308
325,346	HomeServe plc (Commercial & Professional Services)	4,638,045
169,445	Howden Joinery Group plc (Capital Goods)*	1,553,627
2,052,157	IG Group Holdings plc (Diversified Financials)	21,030,629

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,131,134	IMI plc (Capital Goods)	$ 19,250,327
2,590,909	Inchcape plc (Retailing)*	23,482,391
295,694	IP Group plc (Diversified Financials)*	383,469
849,434	ITM Power plc (Capital Goods)*	6,359,159
21,233,932	ITV plc (Media & Entertainment)*	30,695,512
200,636	JET2 plc (Transportation)*	3,611,839
1,442	Judges Scientific plc (Capital Goods)	126,448
435,435	Just Group plc (Insurance)*	454,192
471,004	Kainos Group plc (Software & Services)	7,988,131
12,073,926	Man Group plc (Diversified Financials)	24,103,398
669,424	Marshalls plc (Materials)*	5,942,422
5,950,152	Moneysupermarket.com Group plc (Retailing)	21,703,128
89,951	Morgan Sindall Group plc (Capital Goods)	1,821,363
133,379	NCC Group plc (Software & Services)	451,391
229,182	Ninety One plc (Diversified Financials)	731,476
663,591	OSB Group plc (Banks)*	3,727,799
1,297,566	Pagegroup plc (Commercial & Professional Services)*	7,970,605
1,715,704	Paragon Banking Group plc (Banks)	10,631,652
115,865	Picton Property Income Ltd. (The) (REIT)	130,971
1,185,511	Playtech plc (Consumer Services)*	7,525,225
406,733	Provident Financial plc (Diversified Financials)*	1,360,733
8,921	Rathbone Brothers plc (Diversified Financials)	195,810
27,173	Redde Northgate plc (Transportation)	90,979
1,423,959	Rightmove plc (Media & Entertainment)*	11,656,241
1,277,960	Safestore Holdings plc (REIT)	14,149,815
363,991	Savills plc (Real Estate)*	5,227,300
290,487	Softcat plc (Software & Services)	5,981,494
52,199	Spectris plc (Technology Hardware & Equipment)	2,162,629
3,290,878	Spirent Communications plc (Technology Hardware & Equipment)	10,710,458
2,903,658	Tate & Lyle plc (Food, Beverage & Tobacco)	27,348,478
65,082	Ultra Electronics Holdings plc (Capital Goods)	1,773,072
411,620	UNITE Group plc (The) (REIT)*	5,398,612
195,882	Vesuvius plc (Capital Goods)	1,332,300
186,404	Watkin Jones plc (Real Estate)	500,076

		381,686,539

Shares	Description	Value

Common Stocks – (continued)
United States – 0.1%
1,068,205	Reliance Worldwide Corp. Ltd. (Capital Goods)	$ 3,458,887

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,219,788,543)		$2,704,050,216

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,584,311	0.026%	$ 19,584,311
(Cost $19,584,311)

TOTAL INVESTMENTS – 99.4% (Cost $2,239,372,854)		$2,723,634,527

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		15,171,194

NET ASSETS – 100.0%		$2,738,805,721

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2021:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$6,014,239	$40,426,226	$—
Asia	498,017,432	1,266,094,500	—
Europe	2,529,995	9,045,174	—
North America	44,183,028	—	—
South America	122,300,558	5,316,872	—
Investment Company	3,594,516	—	—
Securities Lending Reinvestment Vehicle	6,375,550	—	—

Total	$683,015,318	$1,320,882,772	$—

Derivative Type

Assets(b)
Futures Contracts	$946,849	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$21,802,206	$—
Asia	—	799,946,704	—
Australia and Oceania	29,118,007	177,714,082	—
Europe	102,985,106	1,158,381,656	—
North America	3,505,070	—	—

Total	$135,608,183	$2,157,844,648	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,074,761	$—
Asia	548,650	988,979,042	—
Australia and Oceania	—	236,721,038	—
Europe	170,880,166	1,301,387,672	—
North America	—	3,458,887	—
Securities Lending Reinvestment Vehicle	19,584,311	—	—

Total	$191,013,127	$2,532,621,400	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.